Lease (Tables)	6 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of supplemental balance sheet information related to the operating lease
	As of December 31,	As of June 30,
	2022	2022
Right-of-use assets	$336,356	$461,399

Operating lease liabilities - current	$202,230	$208,926
Operating lease liabilities - non-current	155,082	250,178
Total operating lease liabilities	$357,312	$459,104

Schedule of remaining lease terms and discount rates
Weighted average remaining lease term (years)	1.91
Weighted average discount rate	4.3%

Schedule of future minimum rent payable under the non-cancelable operating lease
2023	$129,802
2024	155,785
Thereafter	93,685
Total lease payments	379,272
Less: imputed interest	(21,960)
Present value of lease liabilities	$357,312